Offerings - Offering: 1	May 14, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 14,009,938.95
Amount of Registration Fee	$ 1,934.77
Offering Note	(1) The transaction value is calculated as the aggregate maximum purchase price for Shares. The fee of $1,934.77 was paid in connection with the filing of the Schedule TO-I by Stone Point Credit Income Fund (File No. 005-94819) on February 13, 2026 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer. (2) Calculated at $138.10 per $1,000,000 of the transaction value.